CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Net sales	$ 64,159,092	$ 49,090,643	$ 29,386,131
Costs of goods sold	41,709,969	33,880,012	20,675,443
Gross profit	22,449,123	15,210,631	8,710,688
Operating expenses
Selling expenses	747,099	439,259	615,176
General and administrative expenses	4,259,417	3,304,364	1,019,025
Total operating expenses	5,006,516	3,743,623	1,634,201
Operating income	17,442,606	11,467,008	7,076,487
Other income
Interest income	46,841	314,489	252,355
Interest expense	(765,978)	(447,889)	(314,898)
Government subsidies	93,889	1,708,698	863,436
Other income/(expense)	236,929	25,473	(5,177)
Total other income(expense)	(388,319)	1,600,771	795,716
Income before tax	17,054,287	13,067,779	7,872,203
Income tax	4,748,997	3,502,747	2,141,684
Net income	12,305,290	9,565,032	5,730,519
Other comprehensive income
Effects of foreign currency conversion	2,363,886	782,016	32,149
Comprehensive income	$ 14,669,176	$ 10,347,048	$ 5,762,668
Basic earnings per share (in dollars per shares)	$ 2.11	$ 1.65	$ 1
Diluted earnings per share (in dollars per shares)	$ 1.80	$ 1.61	$ 1